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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (112.31%)

Consumer Discretionary (37.76%)
	Automotive Retail (3.77%)
1,100,000	CarMax, Inc.[1]	$31,067,019	$38,115,000
	Broadcasting (2.51%)
500,000	Discovery Communications, Inc., Cl A1	10,968,964	25,300,000
	Casinos & Gaming (4.21%)
988,500	Penn National Gaming, Inc.[1]	29,535,349	42,485,730
	Hotels, Resorts & Cruise Lines (12.25%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	106,800,000
300,000	Starwood Hotels & Resorts Worldwide, Inc.	15,935,317	16,923,000

		83,083,859	123,723,000
	Leisure Facilities (4.66%)
1,086,800	Vail Resorts, Inc.	34,521,173	47,004,100
	Specialty Stores (10.36%)
2,175,000	Dick’s Sporting Goods, Inc.	33,828,071	104,574,000

Total Consumer Discretionary		223,004,435	381,201,830

Energy (2.67%)
	Oil & Gas Drilling (2.67%)
500,000	Helmerich & Payne, Inc.	11,603,764	26,975,000

Financials (22.30%)
	Investment Banking & Brokerage (6.41%)
4,500,000	The Charles Schwab Corp.	43,860,512	64,665,000
	Reinsurance (10.42%)
2,825,000	Arch Capital Group Ltd.[1,2]	41,661,322	105,203,000
	Specialized Finance (5.47%)
1,500,000	MSCI, Inc., Cl A1	37,779,538	55,215,000

Total Financials		123,301,372	225,083,000

Industrials (28.34%)
	Air Freight & Logistics (5.19%)
800,000	C.H. Robinson Worldwide, Inc.	20,066,739	52,392,000
	Research & Consulting Services (11.09%)
500,000	CoStar Group, Inc.[1]	19,068,650	34,525,000
1,650,000	Verisk Analytics, Inc., Cl A1	45,287,175	77,500,500

		64,355,825	112,025,500
	Trading Companies & Distributors (12.06%)
2,250,000	Fastenal Co.	39,643,964	121,725,000

Total Industrials		124,066,528	286,142,500

Information Technology (9.81%)
	Application Software (9.81%)
1,000,000	FactSet Research Systems, Inc.	56,005,915	99,040,000

Utilities (11.43%)
	Electric Utilities (11.43%)
1,500,000	ITC Holdings Corp.	47,510,701	115,410,000

TOTAL COMMON STOCKS		585,492,715	1,133,852,330

Shares		Cost	Value

Private Equity Investments (2.96%)

Consumer Discretionary (0.25%)
	Hotels, Resorts & Cruise Lines (0.25%)
3,900,000	Kerzner International Holdings Ltd., Cl A1,2,3,4,6	$39,000,000	$2,574,000

Financials (2.71%)
	Asset Management & Custody Banks (2.71%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	41,134,888	27,360,660

TOTAL PRIVATE EQUITY INVESTMENTS		80,134,888	29,934,660

Principal Amount

Short Term Investments (0.03%)

$297,891	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/2012, 0.01% due 4/2/2012; Proceeds at maturity – $297,891; (Fully collateralized by U.S. Treasury Note, 2.625% due 7/31/2014; Market value – $305,225)[5]	297,891	297,891

TOTAL INVESTMENTS (115.30%)		$665,925,494	1,164,084,881

LIABILITIES LESS CASH AND OTHER ASSETS (-15.30%)			(154,465,130)

NET ASSETS			$1,009,619,751

RETAIL SHARES (Equivalent to $22.08 per share based on 39,128,250 shares outstanding)			$863,992,168

INSTITUTIONAL SHARES (Equivalent to $22.25 per share based on 6,546,466 shares outstanding)			$145,627,583

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2012, the market value of restricted and fair valued securities amounted to $29,934,660 or 2.96% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.87%)

Consumer Discretionary (20.04%)
	Automotive Retail (3.51%)
100,000	CarMax, Inc.[1]	$2,608,801	$3,465,000
	Hotels, Resorts & Cruise Lines (11.08%)
110,000	Choice Hotels International, Inc.	3,627,113	4,107,400
160,000	Hyatt Hotels Corp., Cl A1	4,766,354	6,835,200

		8,393,467	10,942,600
	Internet Retail (0.58%)
5,000	Netflix, Inc.[1]	589,497	575,200
	Specialty Stores (4.87%)
100,000	Dick’s Sporting Goods, Inc.	1,630,006	4,808,000

Total Consumer Discretionary		13,221,771	19,790,800

Consumer Staples (2.49%)
	Household Products (2.49%)
50,000	Church & Dwight Co., Inc.	1,274,171	2,459,500

Energy (6.31%)
	Coal & Consumable Fuels (1.62%)
100,000	Ceres, Inc.[1]	1,300,000	1,599,000
	Oil & Gas Drilling (2.18%)
40,000	Helmerich & Payne, Inc.	1,493,100	2,158,000
	Oil & Gas Exploration & Production (2.51%)
35,000	SM Energy Co.	1,987,181	2,476,950

Total Energy		4,780,281	6,233,950

Financials (14.51%)
	Asset Management & Custody Banks (1.74%)
60,000	Eaton Vance Corp.	962,587	1,714,800
	Reinsurance (3.77%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,055	3,724,000
	Residential REITs (4.53%)
100,000	American Campus Communities, Inc.	4,134,263	4,472,000
	Specialized Finance (4.47%)
120,000	MSCI, Inc., Cl A1	3,001,749	4,417,200

Total Financials		9,898,654	14,328,000

Health Care (10.34%)
	Health Care Distributors (2.60%)
34,000	Henry Schein, Inc.[1]	1,353,700	2,573,120
	Life Sciences Tools & Services (2.81%)
15,000	Mettler-Toledo International, Inc.[1]	702,213	2,771,250
	Managed Health Care (4.93%)
72,400	AMERIGROUP Corp.[1]	3,381,452	4,871,072

Total Health Care		5,437,365	10,215,442

Shares		Cost	Value

Common Stocks (continued)

Industrials (19.19%)
	Air Freight & Logistics (2.65%)
40,000	C.H. Robinson Worldwide, Inc.	$1,466,812	$2,619,600
	Railroads (4.97%)
90,000	Genesee & Wyoming, Inc., Cl A1	2,791,608	4,912,200
	Research & Consulting Services (6.09%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	6,014,509
	Trading Companies & Distributors (5.48%)
100,000	Fastenal Co.	2,169,716	5,410,000

Total Industrials		10,079,830	18,956,309

Information Technology (15.53%)
	Application Software (7.86%)
25,000	ANSYS, Inc.[1]	548,887	1,625,500
35,000	FactSet Research Systems, Inc.	1,982,041	3,466,400
70,000	Pegasystems, Inc.	1,989,069	2,671,200

		4,519,997	7,763,100
	IT Consulting & Other Services (4.31%)
250,000	Booz Allen Hamilton
	Holding Corp.	4,500,448	4,257,500
	Systems Software (3.36%)
60,000	MICROS Systems, Inc.[1]	2,808,657	3,317,400

Total Information Technology		11,829,102	15,338,000

Materials (4.95%)
	Industrial Gases (4.95%)
55,000	Airgas, Inc.	3,468,663	4,893,350

Utilities (3.51%)
	Electric Utilities (3.51%)
45,000	ITC Holdings Corp.	2,681,111	3,462,300

TOTAL COMMON STOCKS		62,670,948	95,677,651

Principal Amount

Short Term Investments (1.21%)

$1,194,073	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/2012, 0.01% due 4/2/2012; Proceeds at maturity – $1,194,074; (Fully collateralized by U.S. Treasury Note, 2.625% due 7/31/2014; Market value – $1,220,900)[3]	1,194,073	1,194,073

TOTAL INVESTMENTS (98.08%)		$63,865,021	96,871,724

CASH AND OTHER ASSETS LESS LIABILITIES (1.92%)			1,899,250

NET ASSETS			$98,770,974

RETAIL SHARES (Equivalent to $10.61 per share based on 2,906,738 shares outstanding)			$30,832,772

INSTITUTIONAL SHARES (Equivalent to $10.68 per share based on 6,363,001 shares outstanding)			$67,938,202

% Represents percentage of net assets.
[1] Non-income producing securities.
[2] Foreign corporation.
[3] Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.81%)

Australia (3.27%)
90,000	Domino’s Pizza Enterprises Ltd.	$607,161	$848,361
160,000	Wotif.com Holdings Ltd.	690,168	760,728

Total Australia		1,297,329	1,609,089

Brazil (8.99%)
58,000	Anhanguera Educacional Participações SA	775,825	699,006
40,000	Cia. Hering SA	260,448	1,033,170
32,000	Itaú Unibanco Holding SA, ADR	507,851	614,080
30,000	OGX Petróleo e Gás Participações SA1	262,145	248,158
58,000	Qualicorp SA1	478,736	497,247
20,000	Restoque Comércio e Confecções de Roupas SA	28,291	413,049
50,000	TOTVS SA	232,220	923,060

Total Brazil		2,545,516	4,427,770

Canada (3.38%)
18,000	Crescent Point Energy Corp.	794,570	774,896
45,000	Kirkland Lake Gold, Inc.[1]	337,575	650,559
10,000	Ritchie Bros. Auctioneers, Inc.	198,761	237,600

Total Canada		1,330,906	1,663,055

China (6.74%)
55,000	21Vianet Group, Inc., ADR[1]	622,847	624,250
55,000	AsiaInfo-Linkage, Inc.[1]	455,716	693,000
2,200,000	Kingdee International Software Group Co. Ltd.	355,293	529,776
55,000	Origin Agritech Ltd.[1]	454,214	136,950
425,000	Shandong Weigao Group Medical Polymer Co. Ltd.	287,698	481,614
18,000	Tencent Holdings Ltd.	230,886	502,527
121,500	Tingyi (Cayman Islands) Holding Corp.	137,065	348,907

Total China		2,543,719	3,317,024

France (5.86%)
18,000	Eurofins Scientific SE	1,139,476	1,963,740
19,000	Ingenico SA	306,915	919,979

Total France		1,446,391	2,883,719

Germany (4.79%)
40,000	Qiagen N.V.[1]	801,921	622,800
113,488	RIB Software AG1	705,629	810,224
32,000	Symrise AG	393,475	926,121

Total Germany		1,901,025	2,359,145

Hong Kong (2.07%)
200,000	Dah Chong Hong Holdings Ltd.	230,239	211,189
275,000	Wynn Macau Ltd.	361,284	809,183

Total Hong Kong		591,523	1,020,372

India (3.09%)
50,000	Financial Technologies Ltd.	1,107,894	671,558
149,067	Hathway Cables and Datacom Ltd.[1]	435,707	482,650
200,000	Mytrah Energy Ltd.[1]	366,401	367,885

Total India		1,910,002	1,522,093

Indonesia (1.85%)
1,300,377	Media Nusantara Citra Tbk PT	262,791	267,356
2,000,000	Tower Bersama Infrastructure Tbk PT	645,655	645,232

Total Indonesia		908,446	912,588

Ireland (4.76%)
31,000	Ryanair Holdings plc, ADR[1]	800,790	1,124,680
90,000	Velti plc[1]	880,604	1,219,500

Total Ireland		1,681,394	2,344,180

Israel (2.72%)
20,000	Mellanox Technologies Ltd.[1]	621,527	836,600
15,000	SodaStream International Ltd.[1]	493,905	505,200

Total Israel		1,115,432	1,341,800

Shares		Cost	Value

Common Stocks (continued)

Italy (1.05%)
100,000	Amplifon SpA	$524,464	$516,142

Japan (12.24%)
50,000	Bridgestone Corp.	994,656	1,211,792
19,000	Canon, Inc., ADR	647,350	905,540
6,300	FANUC Corp.	468,068	1,117,361
10,000	Kakaku.com, Inc.	262,166	261,931
40,000	Softbank Corp.	1,330,731	1,182,554
20,000	Sony Financial Holdings, Inc.	333,340	355,201
145,000	The Japan Steel Works Ltd.	1,035,096	993,295

Total Japan		5,071,407	6,027,674

Korea, Republic of (2.26%)
3,500	Daum Communications Corp.	278,408	367,901
850	LG Household & Health Care Ltd.	231,289	446,361
1,300	NHN Corp.	226,230	298,310

Total Korea, Republic of		735,927	1,112,572

Mexico (0.74%)
51,000	Agrinos AS1	363,125	362,702

Norway (2.73%)
200,000	Opera Software ASA	1,125,147	1,345,098

Russian Federation (0.80%)
145,000	Exillon Energy plc[1]	563,078	392,422

South Africa (1.28%)
70,000	Net 1 UEPS Technologies, Inc.[1]	730,501	632,800

Spain (1.56%)
100,000	Grifols SA, ADR[1]	568,094	771,000

Sweden (1.37%)
31,400	Lundin Petroleum AB1	395,567	673,013

Switzerland (6.54%)
18,000	Compagnie Financiére Richemont SA	321,503	1,128,614
28,000	Julius Baer Group Ltd.	765,467	1,130,298
14,000	Syngenta AG, ADR	659,299	963,620

Total Switzerland		1,746,269	3,222,532

United Kingdom (11.35%)
30,000	APR Energy plc[1]	483,960	453,459
300,000	Borders & Southern Petroleum plc[1]	271,104	327,498
450,000	bwin.party digital entertainment plc	1,654,008	1,115,652
65,000	Experian plc	409,256	1,013,164
25,000	Intertek Group plc	435,102	1,004,086
120,000	Premier Oil plc[1]	568,824	752,981
37,000	Standard Chartered PLC	802,672	923,232

Total United Kingdom		4,624,926	5,590,072

United States (6.37%)
19,000	Agilent Technologies, Inc.	406,140	845,690
15,000	Arch Capital Group Ltd.[1]	293,022	558,600
3,000	Core Laboratories N.V.	127,140	394,710
35,000	NII Holdings, Inc.[1]	879,520	640,850
22,000	Ubiquiti Networks, Inc.[1]	349,492	695,861

Total United States		2,055,314	3,135,711

TOTAL COMMON STOCKS		35,775,502	47,182,573

Preferred Stocks (0.56%)

Israel (0.56%)
60,573	Better Place, Inc., Series C1,2,4	275,001	275,001

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (3.32%)

$1,633,861	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/2012, 0.01% due 4/2/2012; Proceeds at maturity – $1,633,863; (Fully collateralized by U.S. Treasury Note, 2.625% – due 12/31/2014; Market value $1,668,125)[3]	$1,633,861	$1,633,861

TOTAL INVESTMENTS (99.69%)		$37,684,364	49,091,435

CASH AND OTHER ASSETS LESS LIABILITIES (0.31%)			152,920

NET ASSETS			$49,244,355

RETAIL SHARES (Equivalent to $15.30 per share based on 847,998 shares outstanding)			$12,975,392

INSTITUTIONAL SHARES (Equivalent to $15.37 per share based on 2,359,603 shares outstanding)			$36,268,963

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At March 31, 2012, the market value of restricted and fair valued securities amounted to $275,001 or 0.56% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage of
as of March 31, 2012	Net Assets

Information Technology	24.8%
Consumer Discretionary	19.3
Industrials	12.2
Health Care	10.6
Financials	7.3
Energy	7.2
Materials	5.9
Telecommunication Services	5.0
Utilities	2.2
Consumer Staples	1.9
Cash and Cash Equivalents*	3.6

100.0%

*Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.89%)

Consumer Discretionary (21.64%)
	Casinos & Gaming (6.68%)
23,781	Ameristar Casinos, Inc.	$501,381	$443,040
13,163	Penn National Gaming, Inc.[1]	434,378	565,746
4,079	Wynn Resorts Ltd.	495,470	509,385

		1,431,229	1,518,171
	Hotels, Resorts & Cruise Lines (14.19%)
19,923	Hyatt Hotels Corp., Cl A1	770,552	851,111
39,905	Orient-Express Hotels Ltd., Cl A1,2	375,923	407,031
11,149	Starwood Hotels & Resorts Worldwide, Inc.	576,146	628,915
28,764	Wyndham Worldwide Corp.	930,147	1,337,814

		2,652,768	3,224,871
	Leisure Facilities (0.77%)
4,053	Vail Resorts, Inc.	160,869	175,292

Total Consumer Discretionary		4,244,866	4,918,334

Energy (7.62%)
	Oil & Gas Storage & Transportation (7.62%)
12,414	Golar LNG Partners L.P.[2]	291,271	460,808
24,471	Rose Rock Midstream, L.P.	496,190	583,388
11,667	Targa Resources Corp.	353,407	530,265
4,507	Tesoro Logistics LP	94,647	157,610

Total Energy		1,235,515	1,732,071

Financials (28.67%)
	Diversified Real Estate Activities (2.52%)
18,144	Brookfield Asset Management, Inc., Cl A2	504,307	572,806
	Diversified REIT’s (2.20%)
17,296	American Assets Trust, Inc.	331,266	394,349
1,247	Vornado Realty Trust	86,472	104,997

		417,738	499,346
	Office REITs (4.70%)
22,981	Douglas Emmett, Inc.	377,676	524,196
7,014	SL Green Realty Corp.	496,276	543,936

		873,952	1,068,132
	Real Estate Services (4.51%)
35,968	CBRE Group, Inc.[1]	664,785	717,921
22,748	Kennedy-Wilson Holdings, Inc.	273,008	307,098

		937,793	1,025,019
	Residential REITs (6.21%)
9,734	American Campus Communities, Inc.	306,335	435,304
2,800	Avalonbay Communities, Inc.	339,664	395,780
31,983	Education Realty Trust, Inc.	311,106	346,696
1,550	Essex Property Trust, Inc.	204,873	234,841

		1,161,978	1,412,621
	Specialized REITs (8.53%)
4,700	Alexandria Real Estate Equities, Inc.[3]	306,925	343,711
5,596	American Tower Corp.	291,619	352,660
34,579	CubeSmart	387,809	411,490
4,699	Digital Realty Trust, Inc.[3]	254,250	347,585
17,170	LaSalle Hotel Properties	360,145	483,164

		1,600,748	1,938,610

Total Financials		5,496,516	6,516,534

Shares			Cost	Value

Common Stocks (continued)

Health Care (10.43%)
		Health Care Facilities (10.43%)
	37,868	Brookdale Senior Living, Inc.[1]	$712,051	$708,889
	152,522	Capital Senior Living Corp.[1]	1,190,520	1,409,303
	39,950	Sunrise Senior Living, Inc.[1]	296,655	252,484

Total Health Care			2,199,226	2,370,676

Industrials (9.29%)
		Construction & Engineering (2.05%)
	328,008	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	454,836	466,328
		Industrial Machinery (3.04%)
	8,980	Stanley Black & Decker, Inc.	606,741	691,101
		Office Services & Supplies (1.47%)
	24,001	Interface, Inc., Cl A	289,416	334,814
		Research & Consulting Services (2.73%)
	8,973	CoStar Group, Inc.[1]	527,667	619,586

Total Industrials			1,878,660	2,111,829

Information Technology (13.50%)
		Application Software (2.79%)
	33,089	RealPage, Inc.[1]	694,353	634,316
		Internet Software & Services (0.96%)
	6,148	Zillow, Inc.[1]	122,960	218,807
		IT Consulting & Other Services (7.06%)
	10,183	Equinix, Inc.[1,3]	1,021,556	1,603,314
		Systems Software (2.69%)
	11,059	MICROS Systems, Inc.[1]	529,391	611,452

Total Information Technology			2,368,260	3,067,889

Materials (2.46%)
		Construction Materials (2.46%)
	47,855	CaesarStone Sdot-Yam Ltd.[1,2]	530,090	558,946

Telecommunication Services (2.97%)
		Wireless Telecommunication Services (2.97%)
	13,276	SBA Communications Corp., Cl A1	526,875	674,554

Utilities (2.31%)
		Electric Utilities (2.31%)
	16,650	Brookfield Infrastructure Partners L.P.[2]	345,339	526,140

TOTAL COMMON STOCKS			18,825,347	22,476,973

Principal Amount

Short Term Investments (1.31%)

$296,808		Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/2012, 0.01% due 4/2/2012; Proceeds at maturity – $296,808; (Fully collateralized by U.S. Treasury Note, 2.625% due 12/31/2014; Market value – $302,813)[4]	296,808	296,808

TOTAL INVESTMENTS (100.20%)			$19,122,155	22,773,781

LIABILITIES LESS CASH AND OTHER ASSETS (-0.20%)				(45,178)

NET ASSETS				$22,728,603

RETAIL SHARES (Equivalent to $14.46 per share based on 1,088,807 shares outstanding)				$15,745,054

INSTITUTIONAL SHARES (Equivalent to $14.54 per share based on 480,461 shares outstanding)				$6,983,549

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

	All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (90.91%)

Brazil (18.97%)
11,000	Anhanguera Educacional Participações SA	$204,764	$132,570
12,000	BM&FBOVESPA SA	86,237	73,889
6,500	Cetip SA - Mercados Organizados (formerly, Cetip SA Balcão Organizado de Ativos e Derivativos)	103,525	107,891
5,500	Cia. Hering SA	106,669	142,061
12,000	Estácio Participações SA	158,678	129,502
7,500	Itaú Unibanco Holding SA, ADR	155,939	143,925
4,500	M. Dias Branco SA	110,910	117,834
11,000	OGX Petróleo e Gás Participações SA1	132,053	90,991
13,000	Qualicorp SA1	107,367	111,452
7,000	Redecard SA	104,404	135,939
8,000	TOTVS SA	157,248	147,689
6,500	Valid Soluções SA	98,080	97,779

Total Brazil		1,525,874	1,431,522

Canada (1.12%)
20,000	Africa Oil Corp.[1]	27,266	84,215

Chile (4.51%)
322,211	CFR Pharmaceuticals SA	61,115	80,454
2,615	CFR Pharmaceuticals SA, 144A, ADR[2]	47,627	65,296
1,500	Compañía Cervecerías Unidas SA, ADR	80,928	118,035
1,300	Sociedad Quimica y Minera de Chile SA, ADR	68,738	76,271

Total Chile		258,408	340,056

China (9.53%)
13,000	21Vianet Group, Inc., ADR[1]	148,045	147,550
11,500	AsiaInfo-Linkage, Inc.[1]	95,617	144,900
440,000	Kingdee International Software Group Co. Ltd.	157,440	105,955
14,000	Origin Agritech Ltd.[1]	68,835	34,860
90,000	Shandong Weigao Group Medical Polymer Co. Ltd.	95,953	101,989
3,800	Tencent Holdings Ltd.	94,802	106,089
27,000	Tingyi (Cayman Islands) Holding Corp.	66,256	77,535

Total China		726,948	718,878

Hong Kong (3.15%)
100,000	Dah Chong Hong Holdings Ltd.	113,809	105,594
45,000	Wynn Macau Ltd.	115,522	132,412

Total Hong Kong		229,331	238,006

India (13.76%)
15,000	Amara Raja Batteries Ltd.	75,253	86,284
2,000	Blue Dart Express Ltd.	74,886	78,057
90,000	Dish TV India Ltd.[1]	119,336	112,886
9,000	Financial Technologies Ltd.	157,730	120,880
30,800	Hathway Cables and Datacom Ltd.[1]	90,025	99,724
3,000	Jubilant FoodWorks Ltd.[1]	41,558	69,260
12,000	Lupin Ltd.	110,232	124,723
7,000	Mahindra & Mahindra Ltd.	111,161	96,210
25,000	Mytrah Energy Ltd.[1]	49,643	45,986
8,500	Torrent Pharmaceuticals Ltd.	111,492	105,214
40,000	Zee Entertainment Enterprises Ltd.	109,271	99,519

Total India		1,050,587	1,038,743

Indonesia (9.33%)
175,000	Bank Negara Indonesia (Persero) Tbk PT	80,076	76,553
225,000	Bank Rakyat Indonesia (Persero) Tbk PT	144,443	171,014
1,000,000	Clipan Finance Indonesia Tbk PT	75,165	55,774
639,623	Media Nusantara Citra Tbk PT	110,687	131,506
94,992	Sarana Menara Nusantara Tbk PT1	119,640	135,050
415,000	Tower Bersama Infrastructure Tbk PT	107,810	133,885

Total Indonesia		637,821	703,782

Shares		Cost	Value

Common Stocks (continued)

Korea, Republic of (3.36%)
700	Daum Communications Corp.	$55,045	$73,580
150	LG Household & Health Care Ltd.	55,908	78,770
200	NHN Corp.	39,991	45,894
4,000	SK Telecom Co. Ltd., ADR	72,397	55,640

Total Korea, Republic of		223,341	253,884

Mexico (3.16%)
8,500	Agrinos AS1	60,301	60,451
1,500	Fomento Económico Mexicano S.A.B. de C.V., ADR	85,180	123,405
30,000	Genomma Lab Internacional S.A.B. de C.V.[1]	66,338	54,870

Total Mexico		211,819	238,726

Norway (1.78%)
20,000	Opera Software ASA	118,166	134,510

Philippines (5.93%)
175,000	Ayala Land, Inc.	62,358	84,576
55,000	Cebu Air, Inc.	106,642	85,955
1,350,000	Metro Pacific Investments Corp.	107,441	130,174
100,000	Universal Robina Corp.	107,822	146,733

Total Philippines		384,263	447,438

Russian Federation (2.96%)
33,000	Exillon Energy plc[1]	112,918	89,310
5,000	Yandex NV1	94,973	134,350

Total Russian Federation		207,891	223,660

South Africa (2.85%)
7,500	Aspen Pharmacare Holdings Ltd.	93,752	115,878
11,000	Net 1 UEPS Technologies, Inc.[1]	99,682	99,440

Total South Africa		193,434	215,318

Taiwan, Province of China (3.38%)
30,000	E Ink Holdings, Inc.	52,846	39,235
4,400	Formosa International Hotels Corp.	78,343	62,240
10,000	HIWIN Technologies Corp.	93,909	112,826
2,000	HTC Corp.	54,864	40,455

Total Taiwan, Province of China		279,962	254,756

Thailand (2.52%)
15,000	Bangkok Bank Public Co., Ltd. NVDR	87,127	89,952
200,000	L.P.N. Development PCL, Cl F	68,755	100,486

Total Thailand		155,882	190,438

United Arab Emirates (1.09%)
350,000	SHUAA Capital psc[1,2]	115,703	82,379

United States (3.51%)
3,300	Arcos Dorados Holdings, Inc.	56,100	59,697
5,000	NII Holdings, Inc.[1]	153,289	91,550
3,600	Ubiquiti Networks, Inc.[1]	58,632	113,868

Total United States		268,021	265,115

TOTAL COMMON STOCKS		6,614,717	6,861,426

Warrants (0.03%)

Indonesia (0.03%)
210,000	Clipan Finance Indonesia Tbk PT, Exp 10/7/2014[1]	0	2,342

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (9.66%)

$729,128	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/2012, 0.01% due 4/2/2012; Proceeds at maturity – $729,128; (Fully collateralized by U.S. Treasury Note, 2.625% due 7/31/2014; Market value – $747,275)[2]	$729,128	$729,128

TOTAL INVESTMENTS (100.60%)		$7,343,845	7,592,896

LIABILITIES LESS CASH AND OTHER ASSETS (-0.60%)			(45,435)

NET ASSETS			$7,547,461

RETAIL SHARES (Equivalent to $9.55 per share based on 245,501 shares outstanding)			$2,345,574

INSTITUTIONAL SHARES (Equivalent to $9.58 per share based on 542,922 shares outstanding)			$5,201,887

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2012, the market value of Rule 144A securities amounted to $65,296 or 0.87% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage of
as of March 31, 2012	Net Assets

Information Technology	21.1%
Consumer Discretionary	18.2
Financials	14.8
Industrials	9.4
Consumer Staples	9.2
Health Care	8.6
Telecommunication Services	3.7
Energy	3.5
Materials	1.8
Utilities	0.6
Cash and Cash Equivalents*	9.1

100.0%

*Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (87.48%)

Energy (72.64%)
	Coal & Consumable Fuels (1.51%)
1,170	Peabody Energy Corp.	$40,861	$33,883
	Integrated Oil & Gas (1.92%)
454	Occidental Petroleum Corp.	44,011	43,235
	Oil & Gas Drilling (4.09%)
802	Ensco plc, ADR[2]	41,370	42,450
917	Helmerich & Payne, Inc.	55,865	49,472

		97,235	91,922
	Oil & Gas Equipment & Services (23.84%)
3,020	C&J Energy Services, Inc.[1]	62,878	53,726
872	CARBO Ceramics, Inc.	103,257	91,952
340	Core Laboratories N.V.[2]	38,751	44,734
668	FMC Technologies, Inc.[1]	34,419	33,681
1,575	Halliburton Co.	54,699	52,274
580	National Oilwell Varco, Inc.	46,266	46,093
832	Oil States International, Inc.[1]	65,157	64,946
2,018	RigNet, Inc.[1]	34,290	35,375
1,885	Subsea 7 SA (Norway)[1,2]	37,198	49,916
2,397	Superior Energy Services, Inc.[1]	70,532	63,185

		547,447	535,882
	Oil & Gas Exploration & Production (29.48%)
5,372	Africa Oil Corp. (Canada)[1]	9,004	22,620
560	Anadarko Petroleum Corporation	44,668	43,870
335	Apache Corp.	31,939	33,647
9,565	Borders & Southern Petroleum plc (United Kingdom)[1,2]	10,269	10,442
382	Concho Resources, Inc.[1]	37,370	38,994
534	Crescent Point Energy Corp. (Canada)[2]	24,039	22,989
9,881	Exillon Energy plc (United Kingdom)[1,2]	41,246	26,741
1,603	GeoResources, Inc.[1]	49,289	52,482
1	Halcon Resources Corp.[1,3,4]	49,995	50,374
1,824	Lundin Petroleum AB (Sweden)[1,2]	42,769	39,095
1,033	Oasis Petroleum, Inc.[1]	31,656	31,847
3,148	OGX Petróleo e Gás Participações SA (Brazil)[1,2]	24,223	26,040
2,788	Petrominerales Ltd. (Canada)[2]	50,645	51,850
774	Plains Exploration & Production Company[1]	30,666	33,011
1,075	SM Energy Co.	81,477	76,078
698	Southwestern Energy Co.[1]	22,568	21,359
1,496	Whiting Petroleum Corp.[1]	73,575	81,233

		655,398	662,672
	Oil & Gas Storage & Transportation (11.80%)
1,357	Golar LNG Ltd.[2]	59,603	51,634
1,606	Golar LNG Partners L.P.[2]	49,935	59,615
2,281	Rose Rock Midstream, L.P.	46,799	54,379
1,397	Targa Resources Corp.	58,373	63,493
1,037	Tesoro Logistics LP	34,492	36,264

		249,202	265,385

Total Energy		1,634,154	1,632,979

Shares			Cost	Value

Common Stocks (continued)

Industrials (5.78%)
		Construction & Farm Machinery & Heavy Trucks (1.72%)
	526	Joy Global, Inc.	$40,756	$38,661
		Electrical Components & Equipment (2.42%)
	1,703	GrafTech International Ltd.[1]	26,402	20,334
	966	Polypore International, Inc.[1]	38,539	33,964

			64,941	54,298
		Industrial Machinery (1.64%)
	503	Chart Industries, Inc.[1]	28,168	36,885

Total Industrials			133,865	129,844

Materials (9.06%)
		Diversified Metals & Mining (5.59%)
	1,072	BHP Billiton (United Kingdom)[2]	33,590	32,707
	913	Freeport-McMoRan Copper & Gold, Inc.	35,597	34,731
	1,748	Globe Specialty Metals, Inc.	24,110	25,993
	543	Walter Energy, Inc.	33,347	32,151

			126,644	125,582
		Gold (3.47%)
	2,439	Alamos Gold, Inc. (Canada)[2]	43,256	44,772
	2,303	Kirkland Lake Gold, Inc. (Canada)[1,2]	36,211	33,294

			79,467	78,066

Total Materials			206,111	203,648

TOTAL COMMON STOCKS			1,974,130	1,966,471

Principal Amount

Short Term Investments (10.88%)

	$244,573	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/30/2012, 0.01% due 4/2/2012; Proceeds at maturity – $244,574; (Fully collateralized by U.S. Treasury Note, 2.625% due 12/31/2014; Market value – $249,688)[4]	244,573	244,573

TOTAL INVESTMENTS (98.36%)			$2,218,703	2,211,044

CASH AND OTHER ASSETS LESS LIABILITIES (1.64%)				36,883

NET ASSETS				$2,247,927

RETAIL SHARES (Equivalent to $10.04 per share based on 130,276 shares outstanding)				$1,307,893

INSTITUTIONAL SHARES (Equivalent to $10.04 per share based on 93,586 shares outstanding)				$940,034

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2012, the market value of restricted and fair valued securities amounted to $50,374 or 2.24% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

	All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds Trust	March 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund, which are diversified. Baron Global Advantage Fund commenced operations on April 30, 2012 and, therefore, is not included in this report. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships ("MLPs") of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Energy and Resources Fund and Baron Global Advantage Fund commenced investment operations on January 3, 2012 and April 30, 2012, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the "Adviser") judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Baron Select Funds Trust	March 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities. At March 31, 2012, the Funds did not have any securities on loan.

d) Short Sales. The Funds may sell securities short. When the Funds sell short, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Funds may incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Funds are required to maintain collateral in a segregated account for the outstanding short sales. During the three month period ended March 31, 2012, the Funds did not engage in short selling.

e) Repurchase Agreements.The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At March 31, 2012, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2012, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Select Funds Trust	March 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$2,574,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	27,360,660
Total Restricted Securities:		$29,934,660
(Cost $80,134,888)† (2.96% of Net Assets)

	Baron International Growth Fund
Name of Issuer	Acquisition Date	Value
Preferred Stocks
Better Place, Inc., Series C	12/1/2011	$275,001
(Cost $275,001) (0.56% of Net Assets)

	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date	Value
Common Stocks
Halcon Resources Corp.	3/1/2012	$50,374
(Cost $49,995) (2.24% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•
Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds Trust	March 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Funds' investments carried at fair value:

	Baron Partners Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,133,852,330	$—	$—	$1,133,852,330
Private Equity Investments†	—	—	29,934,660	29,934,660
Short Term Investments	—	297,891	—	297,891
Total Investments	$1,133,852,330	$297,891	$29,934,660	$1,164,084,881

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2012.

	Baron Focused Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$95,677,651	$—	$—	$95,677,651
Short Term Investments	—	1,194,073	—	1,194,073
Total Investments	$95,677,651	$1,194,073	$—	$96,871,724

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2012.

	Baron International Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$47,182,573	$—	$—	$47,182,573
Preferred Stocks	—	—	275,001	275,001
Short Term Investments	—	1,633,861	—	1,633,861
Total Investments	$47,182,573	$1,633,861	$275,001	$49,091,435

The fair value of Level 2 investments at December 31, 2011 was $3,637,318. $1,112,572 was transferred out of Level 2 into Level 1 at March 31, 2012 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	March 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Real Estate Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$22,476,973	$—	$—	$22,476,973
Short Term Investments	—	296,808	—	296,808
Total Investments	$22,476,973	$296,808	$—	$22,773,781

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2012.

	Baron Emerging Markets Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$6,713,751	$147,675	$—	$6,861,426
Warrants	2,342	—	—	2,342
Short Term Investments	—	729,128	—	729,128
Total Investments	$6,716,093	$876,803	$—	$7,592,896

The fair value of Level 2 investments at December 31, 2011 was $1,551,746. $746,168 was transferred out of Level 2 into Level 1 at March 31, 2012 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,916,097	$50,374	$—	$1,966,471
Short Term Investments	—	244,573	—	244,573
Total Investments	$1,916,097	$294,947	$—	$2,211,044

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	March 31, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2011	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	March 31, 2012	at March 31, 2012
Private Equity Investments Consumer Discretionary	$3,900,000	$—	$—	$(1,326,000)	$—	$—	$—	$—	$2,574,000	$(1,326,000)
Financials	22,055,268	—	—	5,305,392	—	—	—	—	27,360,660	5,305,392
Total	$25,955,268	$—	$—	$3,979,392	$—	$—	$—	$—	$29,934,660	$3,979,392

	Baron International Growth Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2011	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	March 31, 2012	at March 31, 2012
Preferred Stocks
Israel	$275,001	$—	$—	$—	$—	$—	$—	$—	$275,001	$—
Total	$275,001	$—	$—	$—	$—	$—	$—	$—	$275,001	$—

Significant unobservable valuation inputs developed by the Adviser for Level 3 investments as of March 31, 2012, are as follows:

Sector (Country)	Company	Fair Value as of 3/31/2012	Valuation Technique	Unobservable Input	Weighted Average as of 3/31/2012	Range as of 3/31/2012
Private Equity Investments - Consumer Discretionary	Kerzner International Holdings, Ltd., Cl A	$2,574,000	Market Comparables	EV/ Forward EBITDA Multiple(1)	11.3x	10.0x - 12.0x
				Discount for lack of marketability & business risks	11.60%	11.60%
Private Equity Investments - Financials	Windy City Investments Holdings, L.L.C.	$27,360,660	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value(2)	14.25%	14.25%
				Discount for lack of marketability	4.02%	4.02%
				EV/Run Rate EBITDA Multiple(3)	6.8x	2.1x - 14.3x
				Adjustment to the EBITDA Multiple due to leverage(3)	21%	21%
				Change in the composite equity index of comparable companies	1.09%	-0.97% to 2.03%
Preferred Stock - Utilities (Israel)	Better Place, Inc., Series C	$275,001	Market Transactions(4)	Discount	0%	0%

(1) The multiple was derived as a simple average of the multiples of comparable companies, whose multiples ranged between 10.0x and 12.0x.

(2) The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc. and the historical returns of the equity of comparable public companies.

(3) The multiple was derived as a simple average of the multiples of comparable companies, whose multiples ranged between 2.1x and 14.3x. The derived EBITDA was increased by 21% to 8.236x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

(4) Market Transaction refers to the most recent known transaction, including transactions in which the Funds participated, as adjusted for any discount.

A significant change in the EV/EBITDA Multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds Trust	March 31, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2012, the components of net assets on a tax basis were substantially as follows:
		Baron	Baron		Baron	Baron
	Baron	Focused	International	Baron	Emerging	Energy and
	Partners	Growth	Growth	Real Estate	Markets	Resources
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$665,925,494	$63,865,021	$37,684,364	$19,122,155	$7,343,845	$2,218,703
Unrealized appreciation	548,359,615	33,263,948	13,744,588	3,794,742	832,674	91,042
Unrealized depreciation	(50,200,228)	(257,245)	(2,337,517)	(143,116)	(583,623)	(98,701)
Net unrealized appreciation (depreciation)	$498,159,387	$33,006,703	$11,407,071	$3,651,626	$249,051	$(7,659)

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 25, 2012